Note 7 Expected loss variation as of december (Details)	Dec. 31, 2024	Dec. 31, 2023
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.53%	2.22%
GDP over100 bp	(1.70%)	(1.91%)
Bbva group [Member] | Retail segment
Basic point [Line Items]
GDP -100 bp	1.35%	1.88%
GDP over100 bp	(1.45%)	(1.65%)
Bbva group [Member] | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.17%	0.28%
GDP over100 bp	(0.20%)	(0.23%)
Bbva group [Member] | Debt securities [Member]
Basic point [Line Items]
GDP -100 bp	0.01%	0.02%
GDP over100 bp	(0.01%)	(0.02%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.28%	0.61%
GDP over100 bp	(0.26%)	(0.58%)
SPAIN | Retail segment
Basic point [Line Items]
GDP -100 bp	0.20%	0.47%
GDP over100 bp	(0.18%)	(0.45%)
Housing price -100 bp	0.28%	0.32%
Housing price over100 bp	(0.27%)	(0.32%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.08%	0.14%
GDP over100 bp	(0.08%)	(0.13%)
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.74%	0.94%
GDP over100 bp	(0.92%)	(0.89%)
MEXICO | Retail segment
Basic point [Line Items]
GDP -100 bp	0.72%	0.92%
GDP over100 bp	(0.89%)	(0.87%)
MEXICO | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.02%	0.02%
GDP over100 bp	(0.03%)	(0.02%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.32%	0.22%
GDP over100 bp	(0.33%)	(0.21%)
TURKEY | Retail segment
Basic point [Line Items]
GDP -100 bp	0.27%	0.11%
GDP over100 bp	(0.21%)	(0.11%)
TURKEY | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.05%	0.09%
GDP over100 bp	(0.09%)	(0.09%)